EFMT 2026-NQM12 ABS-15G

Exhibit 99.06 - Schedule 5

Report Pulled:	10/19/2026
Loan Count:	571 / 588
Fields Reviewed	Discrepancy Count	Percentage
Amortization Term in Months	4	0.70%
Appraised Value	29	5.08%
CLTV	24	4.20%
Debt Service Coverage Ratio	142	24.87%
First Payment Due Date	14	2.45%
Gross Margin	1	0.18%
Index Type	1	0.18%
Loan Purpose	2	0.35%
LTV	33	5.78%
Maturity Date	10	1.75%
Occupancy Type	4	0.68%
Original Interest Rate	7	1.23%
Original Loan Amount	1	0.18%
Original Qualifying FICO Score	9	1.58%
Origination/Note Date	18	3.15%
Originator Back-End DTI	16	2.80%
Property Type	22	3.74%
Sales Price	4	0.70%
The Original Principal and Interest Payment Amount	27	4.73%